Organization and Summary of Significant Accounting Policies (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance at beginning of period	$ 612,042
Additions to derivative instruments	5,625,519	1,750,646
Anti-dilution adjustments to derivative instruments	2,642,175
Gain/Lloss on change in fair value of derivative liability	904,176	1,138,604
Balance at end of period	$ 9,783,912	$ 612,042